Quarterly Financial Information (Unaudited) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Operating revenues	$ 416,209	$ 122,305	$ 198,484	$ 593,653	$ 402,101	$ 139,041	$ 199,512	$ 532,040
Operating income (loss)	102,541	(73,050)	(10,138)	152,580	69,232	(225,462)	(6,649)	148,978	$ 96,724	$ 171,933	$ (13,901)	$ 13,591	$ 264,384
Net income (loss)	72,530	(66,476)	(21,268)	112,319	48,100	(180,530)	(10,876)	108,707	58,549	97,105	(34,599)	(24,150)	137,495
Net income (loss) applicable to common stock	$ 71,465	$ (66,476)	$ (21,598)	$ 111,989	47,770	(180,860)	$ (11,206)	$ 108,377	58,219	95,380	(35,919)	(25,470)	136,175
Operation and maintenance expenses					$ 102,728				$ 82,372	$ 404,961	$ 564,536	$ 544,180	$ 340,604
Merger costs
Operation and maintenance expenses						$ 200,200